Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) [Line Items]
Balance, Beginning	$ (13,725)
Credited to statement of operations	(30,523)
Balance, Ending	(44,248)
Tax losses [Member]
Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) [Line Items]
Balance, Beginning
Credited to statement of operations
Balance, Ending
Depreciation allowance [Member]
Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) [Line Items]
Balance, Beginning	(13,725)
Credited to statement of operations	(30,523)
Balance, Ending	$ (44,248)